INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
5.	INCOME TAXES

United States of America
The Company was incorporated in the State of Nevada, in the United States of America. The Company has no trading operations in United States of America and no US corporate tax has been provided for in the consolidated financial statements of the Company.

Undistributed Earnings of Foreign Subsidiaries

The Company intends to use the remaining accumulated and future earnings of foreign subsidiaries to expand operations in China and accordingly, undistributed earnings of foreign subsidiaries are considered to be indefinitely reinvested outside the United States and no provision for U.S. Federal and State income tax or applicable dividend distribution tax has been provided thereon.

China
Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law replaced the existing laws for Domestic Enterprises (“DE’s”) and Foreign Invested Enterprises (“FIE’s”). The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DE’s and FIE’s. The Company is currently evaluating the impact that the new EIT will have on its financial condition. Beginning January 1, 2008, China unified the corporate income tax rule on foreign invested enterprises and domestic enterprises. The unified corporate income tax rate is 25%.

Under new tax legislation in China beginning in January 2008, the agriculture, dairy and fishery sectors are exempt from enterprise income taxes.

No EIT has been provided in the financial statements of CA, JHST, JHMC, HSA and SJAP since they are exempt from EIT for the nine months ended September 30, 2013 and 2012 as they are within the agriculture, dairy and fishery sectors.

On December 31, 2012, Tax authority agreed that HSA and JFD were exempt from EIT since January 1, 2011 as both companies are within the agriculture, dairy and fishery sectors.

Belize and Malaysia
CA, CS and CH are international business companies incorporated in Belize, and are exempt from corporate tax in Belize.

All sales invoices of CA were issued by its representative office in Malaysia and its trading and service activities are conducted in China. As the Malaysia tax law is imposed on a territorial basis and not on a worldwide basis, CA’s income is not subject to Malaysian corporate tax.

As a result, neither Belize nor Malaysia corporate tax is provided for in the consolidated financial statements of CA for the nine months ended September 30, 2013 and 2012.

Hong Kong
No Hong Kong profits tax has been provided in the consolidated financial statements of TRW, since these entities did not earn any assessable profits for the nine months ended September 30, 2013 and 2012.

Macau
No Macau Corporation tax has been provided in the consolidated financial statements of APWAM and MEIJI since these entities did not earn any assessable profits for the nine months ended September 30, 2013 and 2012.

No deferred tax assets and liabilities are of September 30, 2013 and December 31, 2012 since there was no difference between the financial statements carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the period in which the differences are expected to reverse.

Provision for income taxes is as follows:

	Three	Three	Nine	Nine
	months ended	months ended	months ended	months ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012

Income tax provision
- SIAF	$-	$-	$-	$-
- CA, CS and CH	-	-	-	-
- TRW	-	-	-	-
- MEIJI and APWAM	-	-	-	-
- JHST, JFD, JHMC, HSA and SJAP	-	-	-	-
Deferred tax provision	-	-	-	-
	$-	$-	$-	$-

The Company did not recognize any interest or penalties related to unrecognized tax benefits in the nine months ended September 30, 2013 and 2012.The Company had no uncertain positions that would necessitate recording of tax related liability. The Company is subject to examination by the respective tax authorities.

4.	INCOME TAXES

United States of America
The Company was incorporated in the State of Nevada, in the United States of America. The Company has no trading operations in United States of America and no US corporate tax has been provided for in the consolidated financial statements of the Company.

Undistributed Earnings of Foreign Subsidiaries
The Company intends to use the remaining accumulated and future earnings of foreign subsidiaries to expand operations in China and accordingly, undistributed earnings of foreign subsidiaries are considered to be indefinitely reinvested outside the United States and no provision for U.S. Federal and State income tax or applicable dividend distribution tax has been provided thereon.

China
Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law replaced the existing laws for Domestic Enterprises (“DE’s”) and Foreign Invested Enterprises (“FIE’s”). The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DE’s and FIE’s. The Company is currently evaluating the impact that the new EIT will have on its financial condition. Beginning January 1, 2008, China unified the corporate income tax rule on foreign invested enterprises and domestic enterprises. The unified corporate income tax rate is 25%.

Under new tax legislation in China beginning in January 2008, the agriculture, dairy and fishery sectors are exempt from enterprise income taxes.

No EIT has been provided in the financial statements of CA, ZX, JHST, JHMC, JFD, HSA and SJAP since they are exempt from EIT for the years ended December 31, 2012 and 2011 as they are within the agriculture, dairy and fishery sectors.

However, as of December 31, 2012, Taxation Department agreed that HSA is exempt from EIT for the years ended December 31, 2012 and 2011. No EIT has been provided in the financial statements of HSA for the income earned for the years December 31, 2012 as they are within the agriculture, dairy and fishery sectors. EIT has been provided in the financial statements of HSA at 25% for the income for the years ended December 31, 2011 as part of its revenue was generated from other source of supply other than SJAP that was not exempted from EIT.

However, as of December 31, 2012, Taxation Department agreed that JFD is exempt from EIT for the years ended December 31, 2012 and 2011. No EIT has been provided in the financial statements of JFD for the income earned for the years December 31, 2012 as they are within the agriculture, dairy and fishery sectors. JFD had been levied with an EIT of 25% in 2011, but JFD’s appeal to the Taxation Department for a waiver of this tax was successful by December 31, 2012.

Belize and Malaysia
CA, CS and CH are international business companies incorporated in Belize, and are exempt from corporate tax in Belize.

All sales invoices of CA were issued by its representative office in Malaysia and its trading and service activities are conducted in China. As the Malaysia tax law is imposed on a territorial basis and not on a worldwide basis, CA’s income is not subject to Malaysian corporate tax.

As a result, neither Belize nor Malaysia corporate tax is provided for in the consolidated financial statements of CA for the years ended December 31, 2012 and 2011.

Hong Kong
No Hong Kong profits tax has been provided in the consolidated financial statements of PMH and TRW, since these entities did not earn any assessable profits for the years ended December 31, 2012 and 2011.

Macau
No Macau Corporation tax has been provided in the consolidated financial statements of HYT, APWAM and MEIJI since these entities did not earn any assessable profits for the December 31, 2012 and 2011.

Provision for income taxes is as follows:

No deferred tax assets and liabilities are of December 31, 2012 and December 31, 2011 since there was no difference between the financial statements carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the period in which the differences are expected to reverse.

	2012	2011

SIAF	$-	$-
CA, CS and CH	-	-
TRW	-	-
MEIJI and APWAM	-	-
JHST, JFD, JHMC and SJAP	-	-
HAS	-	31
	$-	$31